Borrowings (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Debt Instrument [Line Items]
Federal Home Loan Bank advances	$ 81,000,000	$ 110,000,000
Total Borrowings	$ 81,000,000	$ 110,000,000